Borrowings - Summary of Long-term Borrowings (Detail) € in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Borrowings	₩ 10,006,685			₩ 8,437,703
Total	8,179,643			6,706,281
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,083,705			552,995
Less: Current portion	(167,943)			(51,803)
Total	₩ 915,762			501,192
Long-term borrowings [member] | Export-Import Bank of Korea [member] | Inter-Korean Cooperation Fund [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.00%	1.00%	1.00%
Borrowings	₩ 1,974			2,467
Long-term borrowings [member] | Shinhan Bank [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings				30,726	$ 25,918
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 1 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	LIBOR(3M)+1.650
Borrowings	₩ 11,292	$ 8,910		10,563	8,910
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 2 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	LIBOR(3M)+1.847
Borrowings	₩ 16,475	13,000		15,412	13,000
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 3 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	LIBOR(3M)+2.130
Borrowings	₩ 31,683	25,000		29,638	25,000
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 4 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 39,855	$ 31,472		37,345	31,472
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 4 [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.90%	1.90%	1.90%
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 4 [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.23%	3.23%	3.23%
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 5 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.49%	4.49%	4.49%
Borrowings	₩ 62,398
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 6 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	SOFR(3M)+1.300
Borrowings	₩ 26,774	$ 21,127
Long-term borrowings [member] | CA-CIB [member] | Long-term CP [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 200,000			100,000
Long-term borrowings [member] | CA-CIB [member] | Long-term CP [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.26%	1.26%	1.26%
Long-term borrowings [member] | CA-CIB [member] | Long-term CP [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.38%	3.38%	3.38%
Long-term borrowings [member] | Korea Development Bank [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 38,000			39,000
Long-term borrowings [member] | Korea Development Bank [member] | General loans [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.00%	3.00%	3.00%
Long-term borrowings [member] | Korea Development Bank [member] | General loans [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.61%	3.61%	3.61%
Long-term borrowings [member] | Woori Bank [Member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	EURIBOR(3M)+0.900
Borrowings	₩ 10,404		€ 7,700	10,336		€ 7,700
Long-term borrowings [member] | Woori Bank [Member] | General Loans 1 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.32%	3.32%	3.32%
Borrowings	₩ 15,000			15,000
Long-term borrowings [member] | Woori Bank [Member] | PF Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 40,682			23,614
Long-term borrowings [member] | Woori Bank [Member] | PF Loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.00%	2.00%	2.00%
Long-term borrowings [member] | Woori Bank [Member] | PF Loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.47%	3.47%	3.47%
Long-term borrowings [member] | Kyobo Life Insurance [Member] | PF Loans [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	CD(91D)+1.150%~3.450
Borrowings	₩ 66,390			41,640
Long-term borrowings [member] | Samsung Life Insurance [Member] | PF Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 36,883			23,133
Long-term borrowings [member] | Samsung Life Insurance [Member] | PF Loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.86%	1.86%	1.86%
Long-term borrowings [member] | Samsung Life Insurance [Member] | PF Loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.16%	4.16%	4.16%
Long-term borrowings [member] | Kookmin Bank and others [member] | Facility loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings				11,584	$ 9,771
Long-term borrowings [member] | JPM [Member] | Long-term CP [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.70%	2.70%	2.70%
Borrowings	₩ 100,000
Long-term borrowings [member] | DBS [Member] | Long-term CP [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.109%	4.109%	4.109%
Borrowings	₩ 100,000
Long-term borrowings [member] | Hi Investment Securities and Others [Member] | CP [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 182,569			88,510
Long-term borrowings [member] | Hi Investment Securities and Others [Member] | CP [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.302%	2.302%	2.302%
Long-term borrowings [member] | Hi Investment Securities and Others [Member] | CP [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.622%	3.622%	3.622%
Long-term borrowings [member] | NH Jayang [Member] | PF Loans [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	CD(91D)+1.150
Borrowings	₩ 59,066			46,267
Long-term borrowings [member] | Standard Chartered Bank Korea [Member] | PF Loans [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	CD(91D)+1.150%~3.450
Borrowings	₩ 44,260			₩ 27,760